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                             VIA EDGAR
                             ---------

CHRISTOPHER A. MARTIN
Counsel
PHONE:  (314) 444-0499
Fax:    (314) 444-0510

                            May 9, 2000




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  RE:   GENERAL AMERICAN LIFE INSURANCE COMPANY
                        SEPARATE ACCOUNT ELEVEN -- VUL 95
                        FILE NOS. 33-10146 & 811-4901

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), General American Life Insurance Company Separate Account Eleven -- VUL-95 (the "Registrant") hereby certifies that: (i) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 16 to the Registrant's Registration Statement, and (ii) the text of Post-Effective Amendment No. 16 was filed electronically via EDGAR.

If you have any questions regarding this filing, please call me at (314)
444-0499.

                        Sincerely,

                        /s/ Christopher A. Martin

                        Christopher A. Martin